Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (66,524)	$ (85,422)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	6,291	4,689
Stock-based compensation expense	4,694	4,457
Loss on disposal of property and equipment	177	69
Amortization expense	2,060	2,060
Non-cash operating lease costs	81	62
Accrued interest on PPP loan obligation	22
Changes in operating assets and liabilities:
Accounts receivable	488	(185)
Prepaid expenses	(767)	216
Other assets		112
Accounts payable	(889)	2,434
Accrued expenses	(1,408)	372
Operating lease obligation	(82)	(62)
Deferred payroll taxes	289
Deferred revenue		(589)
Net cash used in operating activities	(55,568)	(71,787)
Cash flows from investing activities
Purchase of property and equipment	(318)	(8,125)
Proceeds from sale of property and equipment	50
Net cash used in investing activities	(268)	(8,125)
Cash flows from financing activities
Proceeds from the exercise of stock options	301	1,218
Proceeds from PPP loan	3,251
Payment of finance lease principal	(1,500)	(1,292)
Net cash provided by financing activities	2,052	(74)
Net increase (decrease) in cash and cash equivalents	(53,784)	(79,986)
Cash and cash equivalents at the beginning of the period	93,713	173,699
Cash and cash equivalents at the end of the period	39,929	93,713
Supplemental disclosure of noncash activities:
Operating lease right-of-use assets obtained in exchange for lease obligations	36	36
Accrued property and equipment	$ 4	$ 113